Schedule of pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies
Pledges on consolidated investments	€ 19,901	€ 19,474
Pledges on bank accounts	292,257	150,642
Pledges on receivable	344,519	160,511
Guarantees and pledges	€ 656,677	€ 330,626